Short-term borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term borrowings
15. Short-term borrowings
As of December 31, 2019, the Company had short-term borrowings from banks which were repayable in one year and charged weighted average interest rates of 4.27% per annum. The borrowings are denominated in RMB.
Bank borrowings of RMB235,000 are collateralized by a pledge of certain bank deposits with carrying values of RMB251,853, as of December 31, 2019.
In 2020, the Company paid off all the short-term borrowings and the related pledged bank deposits were released.